UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
 (Name and address of agent for service)

1-415-265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 62.1% (a)
COMMON STOCKS - 60.6% (a)
	Aerospace & Defense - 0.4%
1,400	The Boeing Company	$181,818
500	Esterline Technologies Corporation*	31,020
400	Honeywell International, Inc.	46,528
400	Teledyne Technologies, Inc.*	39,620
400	Triumph Group, Inc.	14,200
300	United Technologies Corporation	30,765
		343,951
	Air Freight & Logistics - 0.5%
1,800	FedEx Corporation	273,204
1,700	United Parcel Service, Inc., Class B	183,124
		456,328
	Airlines - 0.9%
1,500	Allegiant Travel Company	227,250
2,400	Delta Air Lines, Inc.	87,432
3,500	Hawaiian Holdings, Inc.*	132,860
4,200	JetBlue Airways Corporation*	69,552
4,200	Southwest Airlines Company	164,682
500	Spirit Airlines, Inc.*	22,435
1,000	Virgin America, Inc.*	56,210
		760,421
	Auto Components - 0.1%
200	Autoliv, Inc.	21,490
1,400	The Goodyear Tire & Rubber Company	35,924
1,200	Johnson Controls, Inc.	53,112
200	Lear Corporation	20,352
		130,878
	Automobiles - 1.4%
600	Harley-Davidson, Inc.	27,180
1,500	Honda Motor Company, Ltd. - SP-ADR	37,995
800	Tata Motors, Ltd. - SP-ADR*	27,736
5,300	Tesla Motors, Inc.*	1,125,084
		1,217,995
	Banks - 0.7%
5,700	Bank of America Corporation	75,639
600	Bank of Hawaii Corporation	41,280
2,500	JPMorgan Chase & Company	155,350
3,000	KeyCorp	33,150
400	Signature Bank*	49,968
400	SVB Financial Group*	38,064
1,000	U.S. Bancorp	40,330
800	Webster Financial Corporation	27,160
2,800	Wells Fargo & Company	132,524
		593,465
	Beverages - 1.1%
400	Anheuser-Busch InBev N.V. - SP-ADR	52,672
4,700	The Coca-Cola Company	213,051
500	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	41,480
700	Diageo plc - SP-ADR	79,016
400	Dr Pepper Snapple Group, Inc.	38,652
800	Molson Coors Brewing Company, Class B	80,904
3,800	PepsiCo, Inc.	402,572
		908,347
	Biotechnology - 2.3%
5,400	ACADIA Pharmaceuticals, Inc.*	175,284
400	Alexion Pharmaceuticals, Inc.*	46,704
900	Alkermes plc*	38,898
400	Amgen, Inc.	60,860
5,600	ARIAD Pharmaceuticals, Inc.*	41,384
1,900	Biogen Idec, Inc.*	459,458
500	BioMarin Pharmaceutical, Inc.*	38,900
4,800	Celgene Corporation*	473,424
2,200	Clovis Oncology, Inc.*	30,184
2,400	Gilead Sciences, Inc.	200,208
2,700	Halozyme Therapeutics, Inc.*	23,301
400	Incyte Corporation*	31,992
500	Intercept Pharmaceuticals, Inc.*	71,340
700	Juno Therapeutics, Inc.*	26,908
500	Ligand Pharmaceuticals, Inc.*	59,635
300	Puma Biotechnology, Inc.*	8,937
400	Sage Therapeutics, Inc.*	12,052
1,000	Seattle Genetics, Inc.*	40,410
900	Vertex Pharmaceuticals, Inc.*	77,418
		1,917,297
	Building Products - 0.1%
700	A.O. Smith Corporation	61,677
1,500	USG Corporation*	40,440
		102,117
	Capital Markets - 0.7%
10,300	The Charles Schwab Corporation	260,693
2,800	E*TRADE Financial Corporation*	65,772
1,200	The Goldman Sachs Group, Inc.	178,296
2,000	Janus Capital Group, Inc.	27,840
1,200	KKR & Company L.P.	14,808
200	Northern Trust Corporation	13,252
		560,661
	Chemicals - 0.6%
500	Air Products & Chemicals, Inc.	71,020
1,200	CF Industries Holdings, Inc.	28,920
900	Eastman Chemical Company	61,110
400	FMC Corporation	18,524
800	H.B. Fuller Company	35,192
800	International Flavors & Fragrances, Inc.	100,856
800	Monsanto Company	82,728
900	Potash Corporation of Saskatchewan, Inc.	14,616
500	Praxair, Inc.	56,195
		469,161
	Commercial Services & Supplies - 0.5%
4,200	Cintas Corporation	412,146

	Communications Equipment - 0.7%
2,000	Brocade Communications Systems, Inc.	18,360
7,000	Cisco Systems, Inc.	200,830
1,700	F5 Networks, Inc.*	193,528
1,000	Motorola Solutions, Inc.	65,970
1,000	Palo Alto Networks, Inc.*	122,640
		601,328
	Construction Materials - 0.4%
300	Martin Marietta Materials, Inc.	57,600
2,200	Vulcan Materials Company	264,792
		322,392
	Containers & Packaging - 0.1%
1,900	International Paper Company	80,522

	Distributors - 0.0%
200	Genuine Parts Company	20,250

	Electrical Equipment - 0.2%
1,800	Emerson Electric Company	93,888
200	Rockwell Automation, Inc.	22,964
2,200	SolarCity Corporation*	52,646
		169,498
	Electronic Equipment, Instruments & Components - 0.6%
1,000	Amphenol Corporation, Class A	57,330
400	Arrow Electronics, Inc.*	24,760
1,600	Corning, Inc.	32,768
400	Littelfuse, Inc.	47,276
1,000	TE Connectivity, Ltd.	57,110
800	Tech Data Corporation*	57,480
1,800	Universal Display Corporation*	122,040
1,600	VeriFone Systems, Inc.*	29,664
900	Zebra Technologies Corporation, Class A*	45,090
		473,518
	Energy Equipment & Services - 0.1%
300	Helmerich & Payne, Inc.	20,139
4,000	Nabors Industries, Ltd.	40,200
300	Schlumberger, Ltd.	23,724
4,000	Weatherford International plc*	22,200
		106,263
	Financial Services-Diversified - 0.3%
1,500	Berkshire Hathaway, Inc., Class B*	217,185
700	Morningstar, Inc.	57,246
		274,431
	Food & Staples Retailing - 2.6%
12,800	Costco Wholesale Corporation	2,010,112
500	PriceSmart, Inc.	46,785
500	Walgreens Boots Alliance, Inc.	41,635
1,500	Wal-Mart Stores, Inc.	109,530
		2,208,062
	Food Products - 0.1%
200	General Mills, Inc.	14,264
600	The Hershey Company	68,094
400	Mead Johnson Nutrition Company	36,300
		118,658
	Gas Utilities - 0.0%
100	UGI Corporation	4,525

	Health Care Equipment & Supplies - 2.3%
12,300	Abbott Laboratories	483,513
4,600	Align Technology, Inc.*	370,530
100	Becton, Dickinson and Company	16,959
900	C.R. Bard, Inc.	211,644
400	Danaher Corporation	40,400
1,500	Edwards Lifesciences Corporation*	149,595
200	Intuitive Surgical, Inc.*	132,282
4,200	Medtronic plc	364,434
1,600	St. Jude Medical, Inc.	124,800
600	Stryker Corporation	71,898
500	Varian Medical Systems, Inc.*	41,115
		2,007,170
	Health Care Providers & Services - 1.3%
1,300	Aetna, Inc.	158,769
1,100	Anthem, Inc.	144,474
1,073	Centene Corporation*	76,580
1,100	Cigna Corporation	140,789
900	Express Scripts Holding Company*	68,220
1,100	HCA Holdings, Inc.*	84,711
900	Humana, Inc.	161,892
400	Laboratory Corporation of America Holdings*	52,108
300	McKesson Corporation	55,995
500	Quest Diagnostics, Inc.	40,705
300	Universal Health Services, Inc., Class B	40,230
1,100	WellCare Health Plans, Inc.*	118,008
		1,142,481
	Health Care Technology - 0.1%
800	Cerner Corporation*	46,880

	Hotels, Restaurants & Leisure - 2.4%
800	Brinker International, Inc.	36,424
300	Buffalo Wild Wings, Inc.*	41,685
400	Chipotle Mexican Grill, Inc.*	161,104
1,400	Darden Restaurants, Inc.	88,676
300	DineEquity, Inc.	25,434
2,600	Domino's Pizza, Inc.	341,588
400	Dunkin' Brands Group, Inc.	17,448
2,400	Hilton Worldwide Holdings, Inc.	54,072
1,300	InterContinental Hotels Group plc - ADR	48,763
1,637	Interval Leisure Group, Inc.	26,028
500	Jack in the Box, Inc.	42,960
1,800	Marriott International, Inc., Class A	119,628
900	Panera Bread Company, Class A*	190,746
2,500	Papa John's International, Inc.	170,000
900	Red Robin Gourmet Burgers, Inc.*	42,687
19	Restaurant Brands International L.P.	791
900	Sonic Corporation	24,345
7,700	Starbucks Corporation	439,824
700	Wyndham Worldwide Corporation	49,861
400	Wynn Resorts, Ltd.	36,256
1,200	Yum! Brands, Inc.	99,504
		2,057,824
	Household Durables - 0.2%
400	Helen of Troy, Ltd.*	41,136
1,200	iRobot Corporation*	42,096
600	Toll Brothers, Inc.*	16,146
800	Tupperware Brands Corporation	45,024
		144,402
	Household Products - 1.1%
1,000	Church & Dwight Company, Inc.	102,890
1,800	The Clorox Company	249,102
3,600	Colgate-Palmolive Company	263,520
3,200	Energizer Holdings, Inc.	164,768
1,800	The Procter & Gamble Company	152,406
		932,686
	Industrial Conglomerates - 0.2%
600	3M Company	105,072

	Insurance - 0.6%
2,100	Aflac, Inc.	151,536
3,700	American International Group, Inc.	195,693
500	Aon plc	54,615
200	Chubb Limited	26,142
1,700	eHealth, Inc.*	23,834
600	Marsh & McLennan Companies, Inc.	41,076
200	Willis Towers Watson plc	24,862
		517,758
	Internet & Catalog Retail - 8.0%
6,800	Amazon.com, Inc.*	4,866,216
1,900	Ctrip.com International, Ltd. - ADR*	78,280
2,605	Expedia, Inc.	276,912
6,900	Netflix, Inc.*	631,212
700	The Priceline Group, Inc.*	873,887
700	TripAdvisor, Inc.*	45,010
		6,771,517
	Internet Software & Services - 8.5%
3,300	Akamai Technologies, Inc.*	184,569
5,200	Alibaba Group Holding, Ltd. - SP-ADR*	413,556
1,700	Alphabet, Inc., Class A*	1,196,001
5,350	Alphabet, Inc., Class C*	3,702,735
2,200	Baidu, Inc. - SP-ADR*	363,330
1,800	eBay, Inc.*	42,138
3,500	Facebook, Inc., Class A*	399,980
500	LogMeIn, Inc.*	31,715
2,400	MercadoLibre, Inc.	337,608
600	NetEase, Inc. - ADR	115,932
900	SINA Corporation*	46,683
200	Stamps.com, Inc.*	17,484
1,200	Twitter, Inc.*	20,292
600	Yandex N.V., Class A*	13,110
7,100	Zillow Group, Inc., Class C*	257,588
		7,142,721
	IT Services - 0.8%
3,000	First Data Corporation, Class A*	33,210
700	Fiserv, Inc.*	76,111
300	FleetCor Technologies, Inc.*	42,939
900	InterXion Holding N.V.*	33,192
2,000	MasterCard, Inc., Class A	176,120
1,200	PayPal Holdings, Inc.*	43,812
3,800	Visa, Inc., Class A	281,846
		687,230
	Leisure Products - 0.1%
600	Hasbro, Inc.	50,394
400	Polaris Industries, Inc.	32,704
		83,098
	Life Sciences Tools & Services - 0.4%
2,300	Agilent Technologies, Inc.	102,028
1,400	Bruker Corporation	31,836
700	Illumina, Inc.*	98,266
600	Thermo Fisher Scientific, Inc.	88,656
400	Waters Corporation*	56,260
		377,046
	Machinery - 0.4%
1,600	Caterpillar, Inc.	121,296
1,800	Navistar International Corporation*	21,042
800	Parker-Hannifin Corporation	86,440
300	Snap-On, Inc.	47,346
500	The Toro Company	44,100
		320,224
	Media - 2.0%
935	Charter Communications, Inc., Class A*	213,778
2,900	Comcast Corporation, Class A	189,051
1,400	Discovery Communications, Inc., Class A*	35,322
1,000	DISH Network Corporation, Class A*	52,400
1,500	IMAX Corporation*	44,220
1,700	The Interpublic Group of Companies, Inc.	39,270
1,200	Liberty Global plc, Series C*	34,380
600	Omnicom Group, Inc.	48,894
400	Starz, Class A*	11,968
2,000	Viacom, Inc., Class B	82,940
9,500	The Walt Disney Company	929,290
		1,681,513
	Metals & Mining - 0.5%
2,000	AK Steel Holding Corporation*	9,320
10,000	ArcelorMittal S.A.	46,600
1,700	Barrick Gold Corporation	36,295
5,700	Freeport-McMoRan, Inc.	63,498
2,900	NovaGold Resources, Inc.*	17,748
400	Royal Gold, Inc.	28,808
5,000	Silver Standard Resources, Inc.*	64,950
1,000	Silver Wheaton Corporation	23,530
8,800	United States Steel Corporation	148,368
		439,117
	Multiline Retail - 0.9%
1,700	Big Lots, Inc.	85,187
1,200	Dollar General Corporation	112,800
2,100	Dollar Tree, Inc.*	197,904
6,700	J.C. Penney Company, Inc.*	59,496
4,800	Macy's, Inc.	161,328
3,700	Nordstrom, Inc.	140,785
		757,500
	Multi-Utilities - 0.1%
800	WEC Energy Group, Inc.	52,240

	Oil, Gas & Consumable Fuels - 0.7%
400	Anadarko Petroleum Corporation	21,300
1,300	Apache Corporation	72,371
500	Chevron Corporation	52,415
700	EOG Resources, Inc.	58,394
700	EQT Corporation	54,201
1,600	Exxon Mobil Corporation	149,984
600	Marathon Petroleum Corporation	22,776
600	Pioneer Natural Resources Company	90,726
2,500	Southwestern Energy Corporation*	31,450
		553,617
	Personal Products - 0.1%
1,200	Unilever N.V.	56,328

	Pharmaceuticals - 3.4%
300	Allergan plc*	69,327
2,200	Bristol-Myers Squibb Company	161,810
1,500	Eli Lilly and Company	118,125
1,700	Endo International plc*	26,503
900	GlaxoSmithKline plc - SP-ADR	39,006
1,500	Horizon Pharma plc*	24,705
900	Jazz Pharmaceuticals plc*	127,179
8,900	Johnson & Johnson	1,079,570
800	Mallinckrodt plc*	48,624
8,700	Merck & Company, Inc.	501,207
1,500	Mylan N.V.*	64,860
10,900	Pfizer, Inc.	383,789
1,600	Relypsa, Inc.*	29,600
2,200	Sanofi - ADR	92,070
400	Shire plc - ADR	73,632
		2,840,007
	Professional Services - 0.2%
900	IHS, Inc., Class A*	104,049
1,100	Verisk Analytics, Inc., Class A*	89,188
		193,237
	Road & Rail - 0.1%
700	Avis Budget Group, Inc.*	22,561
100	Canadian Pacific Railway, Ltd.	12,879
200	CSX Corporation	5,216
4,100	Hertz Global Holdings, Inc.*	45,387
200	J.B. Hunt Transportation Services, Inc.	16,186
		102,229
	Semiconductors & Semiconductor Equipment - 1.7%
1,400	Analog Devices, Inc.	79,296
6,500	Applied Materials, Inc.	155,805
500	ASML Holding N.V.	49,605
200	Broadcom, Ltd.	31,080
2,000	Cirrus Logic, Inc.*	77,580
900	First Solar, Inc.*	43,632
4,200	Intel Corporation	137,760
1,900	KLA-Tencor Corporation	139,175
1,600	Lam Research Corporation	134,496
900	Mellanox Technologies, Ltd.*	43,164
4,400	Micron Technology, Inc.*	60,544
1,000	NVIDIA Corporation	47,010
2,000	NXP Semiconductors N.V.*	156,680
1,000	QUALCOMM, Inc.	53,570
1,400	Skyworks Solutions, Inc.	88,592
2,100	Texas Instruments, Inc.	131,565
900	Xilinx, Inc.	41,517
		1,471,071
	Software - 3.1%
1,000	Activision Blizzard, Inc.	39,630
1,400	Adobe Systems, Inc.*	134,106
1,700	Autodesk, Inc.*	92,038
7,400	CA, Inc.	242,942
2,400	Cadence Design Systems, Inc.*	58,320
2,200	Check Point Software Technologies, Ltd.*	175,296
800	Citrix Systems, Inc.*	64,072
2,800	CyberArk Software, Ltd.*	136,052
300	Electronic Arts, Inc.*	22,728
500	FactSet Research Systems, Inc.	80,710
400	Fair Isaac Corporation	45,204
4,000	Fortinet, Inc.*	126,360
1,500	Intuit, Inc.	167,415
4,400	Microsoft Corporation	225,148
300	MicroStrategy, Inc., Class A*	52,506
1,000	PTC, Inc.*	37,580
1,700	Salesforce.com, Inc.*	134,997
200	SAP SE - SP-ADR	15,004
200	Splunk, Inc.*	10,836
3,800	Synopsys, Inc.*	205,504
1,000	Take-Two Interactive Software, Inc.*	37,920
1,600	The Ultimate Software Group, Inc.*	336,464
2,400	VMware, Inc., Class A*	137,328
200	Workday, Inc., Class A*	14,934
		2,593,094
	Specialty Retail - 2.9%
200	AutoNation, Inc.*	9,396
1,300	AutoZone, Inc.*	1,031,992
2,400	Barnes & Noble, Inc.	27,240
800	Bed Bath & Beyond, Inc.	34,576
2,300	Best Buy Company, Inc.	70,380
400	The Children's Place, Inc.	32,072
1,900	DSW, Inc., Class A	40,242
2,600	The Home Depot, Inc.	331,994
500	Lithia Motors, Inc., Class A	35,535
6,000	Lowe's Companies, Inc.	475,020
600	Pier 1 Imports, Inc.	3,084
1,800	Rent-A-Center, Inc.	22,104
2,000	Restoration Hardware Holdings, Inc.*	57,360
1,900	Ross Stores, Inc.	107,711
1,200	The TJX Companies, Inc.	92,676
200	Ulta Salon, Cosmetics & Fragrance, Inc.*	48,728
600	Williams-Sonoma, Inc.	31,278
		2,451,388
	Technology Hardware, Storage & Peripherals - 1.9%
11,500	Apple, Inc.	1,099,400
5,900	Hewlett Packard Enterprise Company	107,793
2,100	NetApp, Inc.	51,639
2,300	Seagate Technology plc	56,028
1,400	Stratasys, Ltd.*	32,046
5,319	Western Digital Corporation	251,392
		1,598,298
	Telecommunication Services-Diversified - 0.9%
4,800	8x8, Inc.*	70,128
6,500	AT&T, Inc.	280,865
7,400	Verizon Communications, Inc.	413,216
		764,209
	Textiles, Apparel & Luxury Goods - 0.6%
1,500	lululemon athletica, Inc.*	110,790
1,000	Luxottica Group S.p.A. - SP-ADR	48,860
2,100	NIKE, Inc., Class B	115,920
500	PVH Corporation	47,115
400	Ralph Lauren Corporation	35,848
800	Skechers U.S.A., Inc., Class A*	23,776
1,100	Under Armour, Inc., Class A*	44,143
1,410	Under Armour, Inc., Class C*	51,322
		477,774
	Trading Companies & Distributors - 0.2%
3,200	Fastenal Company	142,048

	Water Utilities - 0.3%
1,200	American Water Works Company, Inc.	101,412
3,400	California Water Service Group	118,762
		220,174
	Wireless Telecommunication Services - 0.2%
2,400	T-Mobile US, Inc.*	103,848
1,800	Vodafone Group plc - SP-ADR	55,602
		159,450
	TOTAL COMMON STOCKS
	(cost $41,421,515)	51,141,617

PUBLICLY TRADED PARTNERSHIPS - 0.0% (a)
	Capital Markets - 0.0%
900	Lazard, Ltd., Class A	26,802
	TOTAL PUBLICLY TRADED PARTNERSHIPS
	(cost $31,115)	26,802

REITs - 1.5% (a)
	Real Estate Investment Trusts - 1.5%
1,000	Digital Realty Trust, Inc.	108,990
2,400	Equinix, Inc.	930,552
800	HCP, Inc.	28,304
200	Public Storage	51,118
900	Sovran Self Storage, Inc.	94,428
	TOTAL REITs
	(cost $1,086,584)	1,213,392
	TOTAL INVESTMENTS - 62.1%
	(cost $42,539,214)	52,381,811
	Cash and receivables, less liabilities - 37.9% (a)	32,033,675
	TOTAL NET ASSETS - 100.0%	$84,415,486

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
ADR -	Unsponsored American Depositary Receipt
L.P. -	Limited Partnership
N.V. -	Dutch Public Limited Liability Company
plc -	Public Limited Company
S.A. -	Societe Anonyme
S.A.B. de C.V. -	Sociedad Anonima Bursetil de Capital Variable
S.p.A -	Societa per Azioni
SP-ADR -	Sponsored American Depositary Receipt

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a
service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$46,034,170
Gross unrealized appreciation	6,854,491
Gross unrealized depreciation	(506,850)
Net unrealized appreciation	$6,347,641

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price. Securities which are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2016, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks	$51,141,617
Publicly Traded Partnerships	26,802
REITs	1,213,392
Total Level 1	52,381,811
Level 2 - None	-
Level 3 - None	-
Total	$52,381,811

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. For the period ended June 30, 2016, there were no transfers between levels.  The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Frederick L. Reynolds
Frederick L. Reynolds, President and Treasurer

Date    August 25, 2016

* Print the name and title of each signing officer under his or her signature.